15. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 16: Subsequent Events

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from March 31, 2018 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

•	On May 14, 2018 the Company issued 277,508 shares of common stock valued at $2.81 per share to a vendor for production services rendered.

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from December 31, 2017 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

•

On January 8, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) pursuant to which the Company sold approximately $1.8 million of its common stock, par value $0.001 per share (the “Common Stock”) and warrants (the “Warrants” and, together with the common stock, the “Securities”) to the Investors (the “Offering”). Pursuant to the Purchase Agreement, the Company issued to the Investors approximately 592,000 shares of common stock at a per share price of $3.00 and Warrants to purchase approximately 592,000 shares of common stock. The Warrants were immediately exercisable, will be exercisable for a period of five years from the closing date and have an exercise price of $3.00 per share. The closing of the sale of these securities under the Purchase Agreement occurred on January 10, 2018.

On January 6, 2018, the Company entered into an Engagement Letter (the “Engagement Letter”) with Chardan Capital Markets, LLC (“Chardan” or the “Placement Agent”) pursuant to which the Company engaged Chardan as its placement agent in connection with the Offering. The Placement Agent agreed to use its reasonable best efforts to arrange for the sale of the Securities. The Company agreed to pay the Placement Agent a placement agent fee in cash equal to $100,000 and Warrants to purchase 93,000 shares of common stock. The Engagement Letter also contains representations, warranties, indemnification and other provisions customary for transactions of this nature.

The Offering is exempt from registration pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) the Securities Act of 1933, as amended (the “Securities Act”) and Regulation D under the Securities Act.

The Securities sold and issued in connection with the Purchase Agreement are not registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration with the SEC or an applicable exemption from the registration requirements.

•	On February 6, 2018, the Company entered into lease for approximately 6,969 square feet of general office space at 131 South Rodeo Drive, Suite 250, Beverly Hills, CA 90212 pursuant to a 91-month leave that commences on May 25, 2018. The Company will pay rent of approximately $364,130 annually, subject to annual escalations of 3.5%.

•	On February 28, 2018, the Company entered into an agreement (the “Agreement”) with Gregory B. Payne, the Company’s Chief Operating Officer, Executive Vice President - Legal/ Business Affairs and Corporate Secretary, pursuant to which Mr. Payne and the Company agreed to the cessation of Mr. Payne’s employment with the Company upon the earlier to occur of the following: (1) once Mr. Payne’s replacement has been found, after a two week transition period (the “Transition Period”) or (2) May 31, 2018 (the “End Date”). The Agreement provides that until the end of the Transition Period, Mr. Payne shall receive his full salary and benefits and that upon the End Date, Mr. Payne shall be entitled to receive a payment equal to the greater of (1) 50% of his remaining current salary or (2) three months of his current salary, plus, in either case, payment of accrued vacation and California employee entitlements.

•	On March 26, 2018, the Company entered into an agreement with Michael Jaffa in which Mr. Jaffa will assume the role of General Counsel and Senior Vice President of Business Affairs commencing on April 16, 2018. Mr. Jaffa will be entitled to be paid a salary at the annual rate of $225,000 per year. The term of the agreement is one year with a mutual option for two additional one-year periods. In addition, Mr. Jaffa will be entitled to receive a grant of stock options and an annual discretionary bonus based on his performance.

•

On March 30, 2018, the Company entered into an agreement with Robert Denton in which Mr. Denton will assume the role of Chief Financial Officer commencing on April 18, 2018. Mr. Denton will be entitled to be paid a salary at the annual rate of $225,000 per year. The term of the agreement is two years with a mutual option for an additional one-year period. Mr. Denton will be entitled to the reimbursement of relocation expenses to the Los Angeles area from Salt Lake City, UT up to $15,000 plus the reimbursement of travel and other pre-relocation expenses up to $5,000 and up to a maximum of $5,000 per month of reasonable living expenses incurred once relocated to Los Angeles and prior to moving into permanent accommodations. In addition, Mr. Denton will be entitled to receive a grant of stock options and an annual discretionary bonus based on his performance.